[Logo] WM
       GROUPofFUNDS




                                [Graphic Omitted]



STRATEGIC ASSET
          MANAGEMENT PORTFOLIOS



                                          ----------------------------------
                                             the difference is experience
                                          ----------------------------------

                                                       Semi-Annual Report
                                      for the period ended April 30, 2000

[graphic omitted]

WM STRATEGIC ASSET
MANAGEMENT PORTFOLIOS


strategic growth portfolio

conservative growth portfolio

balanced portfolio

flexible income portfolio

income portfolio

CONTENTS

message from the president                                           1

statements of assets and liabilities                                 2

statements of operations                                             4

statements of changes in net assets                                  5

statements of changes in net assets - capital stock activity         8

financial highlights                                                10

portfolio of investments                                            20

notes to financial statements (unaudited)                           25

[Photo of William G. Papesh]

Dear Shareholder,

The tides of the equity markets shifted in the past six months, as the prices of many stocks that drove markets to new highs in late 1999 retreated. Although first quarter earnings were strong and most companies had healthy balance sheets, prices of many growth stocks were overextended, peaking in early March. This concentrated correction may be a healthy revaluation and could pave the way for the return of market breadth. Some of the "Old Economy" stocks should continue to gain favor relative to higher-valued "dot com" companies. Market volatility has been unprecedented, as four of the technology-heavy NASDAQ Index's ten worst historical days (on a percentage basis) were recorded in April 2000.

The recent divergence of market indices can create confusion when reported by media sources. Historically, the Dow Jones Industrial Average (DJIA), which is most watched, dates back prior to 1900 and measures 30 of the country's largest companies' stock performance. With increased investment awareness and intensified financial news reporting, additional indices are now being followed on a minute-by-minute basis around the globe. For example, the Standard & Poor's 500 (S&P 500) Index, a capitalization-weighted compilation of 500 of the largest companies traded on domestic market exchanges, has become the most common benchmark used by domestic equity mutual funds. It is broader in scope than the DJIA and more indicative of the overall large-cap market. Another index that has grabbed recent headlines is the NASDAQ. It has a much more significant exposure to small- and medium-sized companies. Much of the NASDAQ's popularity can be attributed to its concentration in technology holdings and its meteoric rise in the past several years. No matter what index you track, it is important to keep the scope and relative magnitude of the daily moves in perspective. While 100 point fluctuations in the DJIA attracted headlines in the past, this now only represents a 1% move and has become routine. For comparative purposes, 100 points on the NASDAQ index is approximately 3%. During the 12-month period ended April 30, 2000, the weekly risk or volatility of the NASDAQ Index was nearly double that of the DJIA.(1)

Since the biggest advances in the past several years were narrowly focused, portfolio managers who had stayed away from large concentrations in the hottest sectors were stung by weaker relative performance. Now, as the markets appear to be shifting, adherence to a long-term strategy and investment discipline becomes crucial. The WM GROUP OF FUNDS' unique focus on strict investment philosophy could pay off with a broadening market and a resurgence of some core value holdings that generate consistent cash flows and earnings.

Because of the recent narrow focus, it is important to manage our expectations of the equity markets. The five-year period ended December 31, 1999, was the strongest ever, with the S&P 500 returning an average of over 28%(2) per year. As we have seen since this past March, these steep gains, particularly for the largest growth stocks, will not continue forever. Therefore, we have to manage our portfolios with that in mind. There are several strategies and solutions that can help temper short-term market fluctuations including: regular investments, diversified portfolios with multiple asset classes, and sticking with a long-term plan.

During the period, we added the WM MID CAP STOCK FUND to help round out our Fund family. The Fund will focus on taking advantage of the growth potential from medium-sized companies. We also changed the names of a few of our Funds to more closely match their investment objectives, making it easier for you to understand how the Funds could possibly fit your individual investment needs.

I again stress the importance of meeting with your Investment Representative and maintaining a long-term diversified focus. Your Representative can assess your risk tolerance and help you make any changes necessary to put you on track toward meeting your long-term goals. At the WM GROUP OF FUNDS, our experience has proven that the key to successful investing is a long-term focus. Markets will shift in response to short-term conditions, but long-term investing does not depend on accurate predictions of short-term events.

We will continue to build, grow and leverage our experience and history to help meet your investment needs - just as we have for over 60 years. Thank you for your continued confidence in the WM GROUP OF FUNDS.

    Sincerely,

/s/ William G. Papesh

    William G. Papesh
    President

(1) Source: NASDAQ and Dow Jones. Both are unmanaged indices of common stocks. Risk is measured by standard deviation or the movement around the mean return.

(2) Source: Ibbotson Associates. The S&P 500 is an unmanaged index of common stocks. Results include reinvestment of dividends.

Past performance is no guarantee of future results. Individuals cannot invest directly in any index.

STATEMENTS of ASSETS and LIABILITIES

WM GROUP OF FUNDS

APRIL 30, 2000 (UNAUDITED)
                                               STRATEGIC      CONSERVATIVE                          FLEXIBLE
                                                 GROWTH          GROWTH           BALANCED           INCOME           INCOME
                                               PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                             ------------     ------------      ------------      ------------      -----------
ASSETS:
Investments, at value
  (See portfolios of investments) (a) ..... $382,280,426      $774,238,890      $776,616,485      $213,549,425      $17,476,238
Cash ......................................      158,550              --           1,475,942               464           86,194
Dividends and/or interest receivable ......          952             1,255           269,229             3,416           15,361
Receivable for Fund shares sold ...........    3,616,803         6,825,201         7,787,109         1,250,289           73,791
Receivable for investment securities
  sold ....................................         --                --             776,000              --               --
Unamortized organization costs ............       10,487            10,487            10,487            10,487           10,487
Receivable from investment advisor ........         --                --                --                --             13,529
Prepaid expenses and other assets .........        7,024            15,568            15,939             5,150              474
                                            ------------      ------------      ------------      ------------      -----------
    Total Assets ..........................  386,074,242       781,091,401       786,951,191       214,819,231       17,676,074
                                            ------------      ------------      ------------      ------------      -----------
LIABILITIES:
Payable for Fund shares redeemed ..........      387,927         1,131,900           804,127           768,551           86,001
Payable for investment securities
  purchased ...............................    1,914,362         2,632,000         4,968,344              --            101,386
Investment advisory fee payable ...........       45,582            92,821            93,920            14,955             --
Administration fee payable ................      151,938           309,402           313,067            88,029            7,282
Shareholder servicing and distribution
  fees payable ............................      230,638           421,405           391,568            80,376           10,770
Dividends payable .........................         --                --              14,823             1,067           17,098
Accrued expenses and other payables .......       76,499           138,559           141,589            28,739            9,776
                                            ------------      ------------      ------------      ------------      -----------
    Total Liabilities .....................    2,806,946         4,726,087         6,727,438           981,717          232,313
                                            ------------      ------------      ------------      ------------      -----------
NET ASSETS ................................ $383,267,296      $776,365,314      $780,223,753      $213,837,514      $17,443,761
                                            ============      ============      ============      ============      ===========
-----------
(a) Investments, at cost .................. $317,991,834      $633,190,523      $699,024,204      $214,292,763      $17,837,762
                                            ============      ============      ============      ============      ===========

                       See Notes to Financial Statements.


STATEMENTS of ASSETS and LIABILITIES (continued)

WM GROUP OF FUNDS

APRIL 30, 2000 (UNAUDITED)

                                               STRATEGIC      CONSERVATIVE                          FLEXIBLE
                                                 GROWTH          GROWTH           BALANCED           INCOME           INCOME
                                               PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                             ------------     ------------      ------------      ------------      -----------
NET ASSETS CONSIST OF:
Accumulated net investment (loss)/
  (distributions in excess of net
  investment income) ...................... $ (8,884,578)     $(15,772,336)     $(11,290,214)     $ (1,774,210)     $      --
Accumulated net realized gain/(loss)
  on investments sold .....................   15,832,770        41,256,773        37,076,325         2,913,063         (307,602)
Net unrealized appreciation/
  (depreciation) of investments ...........   64,288,592       141,048,367        77,592,281          (743,338)        (361,524)
Paid-in capital ...........................  312,030,512       609,832,510       676,845,361       213,441,999       18,112,887
                                            ------------      ------------      ------------      ------------      -----------
    Total Net Assets ...................... $383,267,296      $776,365,314      $780,223,753      $213,837,514      $17,443,761
                                            ============      ============      ============      ============      ===========
NET ASSETS:
Class A Shares ............................ $120,484,268      $324,494,252      $382,483,361      $153,056,851      $ 6,054,843
                                            ============      ============      ============      ============      ===========
Class B Shares ............................ $262,783,028      $451,871,062      $397,740,392      $ 60,780,663      $11,388,918
                                            ============      ============      ============      ============      ===========
SHARES OUTSTANDING:
Class A Shares ............................    6,955,770        20,772,540        28,234,794        13,990,299          616,897
                                            ============      ============      ============      ============      ===========
Class B Shares ............................   15,443,682        29,477,498        29,387,576         5,555,704        1,160,482
                                            ============      ============      ============      ============      ===========
CLASS A SHARES:
Net asset value per share of beneficial
  interest outstanding* ................... $      17.32      $      15.62      $      13.55      $      10.94      $      9.81
                                            ============      ============      ============      ============      ===========
Maximum sales charge ......................        5.50%             5.50%             5.50%             4.50%            4.50%
                                            ============      ============      ============      ============      ===========
Maximum offering price per share of
  beneficial interest outstanding ......... $      18.33      $      16.53      $      14.34      $      11.46      $     10.27
                                            ============      ============      ============      ============      ===========
CLASS B SHARES:
Net asset value and offering price per
  share of beneficial interest outstanding* $      17.02      $      15.33      $      13.53      $      10.94      $      9.81
                                            ============      ============      ============      ============      ===========

--------------
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

                       See Notes to Financial Statements.

STATEMENTS of OPERATIONS

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

                                               STRATEGIC      CONSERVATIVE                          FLEXIBLE
                                                 GROWTH          GROWTH           BALANCED           INCOME           INCOME
                                               PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                             ------------     ------------      ------------      ------------      -----------
INVESTMENT INCOME:
Dividends ................................. $  1,338,395      $  5,756,308      $ 10,552,768      $  5,879,853      $   649,143
Interest ..................................       40,067            67,542            65,548            30,226            6,242
                                            ------------      ------------      ------------      ------------      -----------
    Total investment income ...............    1,378,462         5,823,850        10,618,316         5,910,079          655,385
                                            ------------      ------------      ------------      ------------      -----------
EXPENSES:
Investment advisory fee ...................      223,438           488,467           510,583           170,177           14,133
Administration fee ........................      744,793         1,628,223         1,701,943           567,258           47,109
Custodian fees ............................        1,165             1,532             1,786               815            1,014
Legal and audit fees ......................       12,481            22,237            24,283            13,806            5,967
Amortization of organization costs ........        4,565             4,565             4,565             4,565            4,565
Registration and filing fees ..............       45,176            59,445            87,939            39,832           10,911
Other .....................................       97,397           189,294           213,971            75,813            9,119
Shareholder servicing and distribution
  fees:
  Class A Shares ..........................      127,274           368,279           456,426           216,449            8,476
  Class B Shares ..........................      980,489         1,783,329         1,578,183           268,718           60,314
Transfer agent fees:
  Class A Shares ..........................       29,717            69,779            92,283            49,182            2,518
  Class B Shares ..........................       61,115            82,026            74,251            12,319            3,217
Fees waived and/or expenses
  reimbursed by investment advisor ........         --                --                --             (11,453)         (15,714)
                                            ------------      ------------      ------------      ------------      -----------
    Total expenses ........................    2,327,610         4,697,176         4,746,213         1,407,481          151,629
Fees reduced by credits allowed
  by the custodian ........................         --                --                --                --                (14)
                                            ------------      ------------      ------------      ------------      -----------
    Net expenses ..........................    2,327,610         4,697,176         4,746,213         1,407,481          151,615
                                            ------------      ------------      ------------      ------------      -----------
NET INVESTMENT INCOME/(LOSS) ..............     (949,148)        1,126,674         5,872,103         4,502,598          503,770
                                            ------------      ------------      ------------      ------------      -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS:
Net realized gain/(loss) on investments ...    1,479,067        13,897,285        17,543,048          (200,477)        (261,059)
Capital gain distribution received ........   14,954,155        28,431,063        20,669,539         3,228,353             --
Net change in unrealized appreciation
  of investments ..........................   32,860,229        60,002,475        37,812,996         3,704,658           26,560
                                            ------------      ------------      ------------      ------------      -----------
Net realized and unrealized
  gain/(loss) on investments ..............   49,293,451       102,330,823        76,025,583         6,732,534         (234,499)
                                            ------------      ------------      ------------      ------------      -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ......................... $ 48,344,303      $103,457,497      $ 81,897,686      $ 11,235,132      $   269,271
                                            ============      ============      ============      ============      ===========

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets

WM GROUP OF FUNDS

FOR THE SIX MONTHS ENDED APRIL 30, 2000 (UNAUDITED)

                                               STRATEGIC      CONSERVATIVE                          FLEXIBLE
                                                 GROWTH          GROWTH           BALANCED           INCOME           INCOME
                                               PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                             ------------     ------------      ------------      ------------      -----------
Net investment income/(loss) .............. $   (949,148)     $  1,126,674      $  5,872,103      $  4,502,598      $   503,770
Net realized gain/(loss) on investment
  transactions ............................    1,479,067        13,897,285        17,543,048          (200,477)        (261,059)
Capital gain distribution received ........   14,954,155        28,431,063        20,669,539         3,228,353             --
Net change in unrealized appreciation of
  investments .............................   32,860,229        60,002,475        37,812,996         3,704,658           26,560
                                            ------------      ------------      ------------      ------------      -----------
Net increase in net assets resulting from
  operations ..............................   48,344,303       103,457,497        81,897,686        11,235,132          269,271
Distributions to shareholders from:
 Net investment income:
  Class A Shares ..........................         --            (876,806)       (4,191,543)       (3,672,059)        (199,431)
  Class B Shares ..........................         --            (249,868)       (1,885,819)         (895,686)        (310,347)
 Distributions in excess of net investment
  income:
  Class A Shares ..........................   (2,848,924)       (7,134,925)       (6,055,603)       (1,353,976)            --
  Class B Shares ..........................   (5,086,507)       (8,637,411)       (5,234,611)         (420,234)            --
 Net realized gain on investments:
  Class A Shares ..........................         --                --                --            (531,697)          (8,251)
  Class B Shares ..........................         --                --                --            (146,967)         (14,593)
Net increase/(decrease) in net assets from
 Fund share transactions:
  Class A Shares ..........................   30,980,298        33,479,084        12,487,768       (44,659,320)      (1,150,429)
  Class B Shares ..........................  106,677,916       142,767,261       132,128,255        13,057,121       (1,881,975)
                                            ------------      ------------      ------------      ------------      -----------
Net increase/(decrease) in net assets .....  178,067,086       262,804,832       209,146,133       (27,387,686)      (3,295,755)

NET ASSETS:
Beginning of period .......................  205,200,210       513,560,482       571,077,620       241,225,200       20,739,516
                                            ------------      ------------      ------------      ------------      -----------
End of period ............................. $383,267,296      $776,365,314      $780,223,753      $213,837,514      $17,443,761
                                            ============      ============      ============      ============      ===========
Accumulated net investment loss/
  (distributions in excess of net
  investment income) at end of period ..... $ (8,884,578)     $(15,772,336)     $(11,290,214)     $ (1,774,210)     $      --
                                            ============      ============      ============      ============      ===========

                       See Notes to Financial Statements.

STATEMENTS of CHANGES in NET assets (continued)

WM GROUP OF FUNDS

FOR THE YEAR ENDED OCTOBER 31, 1999

                                               STRATEGIC      CONSERVATIVE                          FLEXIBLE
                                                 GROWTH          GROWTH           BALANCED           INCOME           INCOME
                                               PORTFOLIO       PORTFOLIO         PORTFOLIO         PORTFOLIO         PORTFOLIO
                                             ------------     ------------      ------------      ------------      -----------
Net investment income/(loss) .............. $   (937,568)     $    181,191      $  4,335,214      $  3,515,920      $   958,403
Net realized gain/(loss) on investment
  transactions ............................      201,044           (30,780)        3,638,526           864,625          (18,781)
Capital gain distribution received ........    3,004,756         9,527,211         5,459,522           116,398           12,184
Net change in unrealized appreciation/
  (depreciation) of investments ...........   31,876,169        84,143,303        40,975,531        (4,468,412)        (558,256)
                                            ------------      ------------      ------------      ------------      -----------
Net increase in net assets resulting
  from operations .........................   34,144,401        93,820,925        54,408,793            28,531          393,550
Distributions to shareholders from:
 Net investment income:
  Class A Shares ..........................     (107,238)       (1,038,646)       (3,390,680)       (2,705,301)        (447,960)
  Class B Shares ..........................     (235,957)       (1,236,501)       (2,695,097)         (910,233)        (517,023)
 Distributions in excess of net investment
  income:
  Class A Shares ..........................     (592,113)       (2,709,359)       (1,357,621)           (9,717)          (5,133)
  Class B Shares ..........................   (1,269,569)       (3,596,734)       (1,271,937)           (3,887)          (7,053)
 Net realized gains on investments:
  Class A Shares ..........................   (1,864,169)       (8,005,825)       (8,213,824)         (373,109)         (11,412)
  Class B Shares ..........................   (5,092,714)      (13,002,709)      (11,040,671)         (573,961)         (10,095)

 Net increase/(decrease) in net assets from
  Fund share transactions:
  Class A Shares ..........................   48,320,715       125,283,751       229,975,091       189,252,311          (73,395)
  Class B Shares ..........................   60,455,368        68,957,442       110,546,761        35,612,391        8,108,750
                                            ------------      ------------      ------------      ------------      -----------
Net increase in net assets ................  133,758,724       258,472,344       366,960,815       220,317,025        7,430,229

NET ASSETS:
Beginning of year .........................   71,441,486       255,088,138       204,116,805        20,908,175       13,309,287
                                            ------------      ------------      ------------      ------------      -----------
End of year ............................... $205,200,210      $513,560,482      $571,077,620      $241,225,200      $20,739,516
                                            ============      ============      ============      ============      ===========
Undistributed net investment income at
  end of year ............................. $          1      $       --        $    205,259      $     65,147      $     6,008
                                            ============      ============      ============      ============      ===========

                       See Notes to Financial Statements.

                      [This page intentionally left blank]

STATEMENTS of CHANGES in NET assets -- CAPITAL stock ACTIVITY

WM GROUP OF FUNDS

                                                 STRATEGIC GROWTH PORTFOLIO                    CONSERVATIVE GROWTH PORTFOLIO
                                             -----------------------------------            -----------------------------------
                                              SIX MONTHS                                     SIX MONTHS
                                                ENDED                                           ENDED
                                               04/30/00               YEAR ENDED               04/30/00             YEAR ENDED
                                              (UNAUDITED)              10/31/99               (UNAUDITED)            10/31/99
                                              -----------              --------               -----------            --------
AMOUNT
 CLASS A:
  Sold ...................................  $ 47,294,034             $ 98,311,574             $ 55,563,644          $ 36,408,180
  Contribution in-kind (Note 1) ..........          --                 32,378,262                     --             114,020,652
  Issued as reinvestment of dividends ....     2,834,731                2,539,601                7,912,089            11,559,002
  Redeemed ...............................   (19,148,467)             (84,908,722)             (29,996,649)          (36,704,083)
                                            ------------             ------------             ------------          ------------
  Net increase/(decrease) ................  $ 30,980,298             $ 48,320,715             $ 33,479,084          $125,283,751
                                            ============             ============             ============          ============

 CLASS B:
  Sold ...................................  $116,943,811             $181,187,449             $161,418,270          $ 94,691,081
  Issued as reinvestment of dividends ....     4,982,680                6,458,074                8,706,009            17,500,095
  Redeemed ...............................   (15,248,575)            (127,190,155)             (27,357,018)          (43,233,734)
                                            ------------             ------------             ------------          ------------
  Net increase/(decrease) ................  $106,677,916             $ 60,455,368             $142,767,261          $ 68,957,442
                                            ============             ============             ============          ============

SHARES
 CLASS A:
  Sold ...................................     2,799,113                6,888,775                3,636,538             2,909,519
  Contribution in-kind (Note 1) ..........          --                  2,214,655                     --               8,509,004
  Issued as reinvestment of dividends ....       171,802                  205,455                  529,945             1,017,836
  Redeemed ...............................    (1,125,674)              (5,885,943)              (1,988,112)           (2,959,104)
                                            ------------             ------------             ------------          ------------
  Net increase/(decrease) ................     1,845,241                3,422,942                2,178,371             9,477,255
                                            ============             ============             ============          ============

 CLASS B:
  Sold ...................................     6,992,219               12,957,573               10,738,727             7,693,451
  Issued as reinvestment of dividends ....       306,626                  525,313                  593,052             1,547,745
  Redeemed ...............................      (919,608)              (8,911,255)              (1,824,849)           (3,566,510)
                                            ------------             ------------             ------------          ------------
  Net increase/(decrease) ................     6,379,237                4,571,631                9,506,930             5,674,686
                                            ============             ============             ============          ============

                       See Notes to Financial Statements.

                BALANCED PORTFOLIO                     FLEXIBLE INCOME PORTFOLIO                  INCOME PORTFOLIO
       ------------------------------------        --------------------------------          -------------------------------
         SIX MONTHS                                 SIX MONTHS                                SIX MONTHS
           ENDED                                       ENDED                                    ENDED
          04/30/00              YEAR ENDED           04/30/00             YEAR ENDED           04/30/00          YEAR ENDED
         (UNAUDITED)             10/31/99           (UNAUDITED)            10/31/99           (UNAUDITED)         10/31/99
        -------------         -------------         ------------         ------------        -------------       -----------
         $ 56,065,806         $ 44,514,028         $  4,015,333         $  8,898,276         $   494,423         $ 3,483,186
                 --            221,368,654                 --            213,729,146                --                  --
           10,050,863           12,792,803            5,367,140            2,987,879             121,957             238,112
          (53,628,901)         (48,700,394)         (54,041,793)         (36,362,990)         (1,766,809)         (3,794,693)
         ------------         ------------         ------------         ------------         -----------         -----------
         $ 12,487,768         $229,975,091         $(44,659,320)        $189,252,311         $(1,150,429)        $   (73,395)
         ============         ============         ============         ============         ===========         ===========

         $153,319,983         $137,812,380         $ 20,380,687         $ 44,201,324         $ 3,193,737         $12,710,412
            6,976,195           14,729,178            1,368,597            1,391,288             269,105             424,051
          (28,167,923)         (41,994,797)          (8,692,163)          (9,980,221)         (5,344,817)         (5,025,713)
         ------------         ------------         ------------         ------------         -----------         -----------
         $132,128,255         $110,546,761         $ 13,057,121         $ 35,612,391         $(1,881,975)        $ 8,108,750
         ============         ============         ============         ============         ===========         ===========

            4,225,265            3,776,656              371,949              822,244              49,628             344,897
                 --             18,056,171                 --             19,483,058                --                  --
              753,422            1,130,113              492,318              279,908              12,375              23,554
           (4,049,647)          (4,141,436)          (4,966,376)          (3,411,942)           (179,166)           (376,831)
                 --                   --                   --                   --                  --                  --
              929,040           18,821,504           (4,102,109)          17,173,268            (117,163)             (8,380)
         ============         ============         ============         ============         ===========         ===========

           11,538,255           11,686,498            1,871,215            4,103,474             323,129           1,252,218
              523,146            1,296,525              125,482              129,523              27,292              42,095
           (2,120,963)          (3,575,735)            (798,464)            (924,028)           (542,301)           (497,805)
         ------------         ------------         ------------         ------------         -----------         -----------
            9,940,438            9,407,288            1,198,233            3,308,969            (191,880)            796,508
         ============         ============         ============         ============         ===========         ===========

                       See Notes to Financial Statements.

FINANCIAL highlights

STRATEGIC GROWTH PORTFOLIO

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                 INCOME FROM INVESTMENT OPERATIONS                          LESS DISTRIBUTIONS
                             ------------------------------------------- ----------------------------------------------------------
                                             NET REALIZED                              DISTRIBUTIONS
                    NET                           AND                     DIVIDENDS      IN EXCESS     DISTRIBUTIONS
               ASSET VALUE,       NET         UNREALIZED     TOTAL FROM   FROM NET        OF NET           FROM
                 BEGINNING    INVESTMENT      GAIN/(LOSS)    INVESTMENT  INVESTMENT     INVESTMENT     NET REALIZED        TOTAL
                 OF PERIOD   INCOME/(LOSS)  ON INVESTMENTS   OPERATIONS    INCOME         INCOME       CAPITAL GAINS   DISTRIBUTIONS
                -----------  ------------    -------------   ----------  -----------    -----------     -----------     -----------
CLASS A
04/30/00
  (unaudited)     $14.61       $(0.01)++        $ 3.25         $ 3.24      $ --           $(0.53)        $  --            $(0.53)
10/31/99           11.67        (0.03)++          4.36           4.33       (0.22)         (0.19)          (0.98)          (1.39)
10/31/98(c)        12.66        (0.02)++         (0.97)         (0.99)        --             --             --              --
06/30/98           11.26         0.00#++          2.12           2.12         --           (0.68)          (0.04)          (0.72)
06/30/97*          10.00        (0.02)++          1.90           1.88         --           (0.62)          (0.00)#         (0.62)

CLASS B
04/30/00
  (unaudited)      14.40        (0.07)++          3.20           3.13         --           (0.51)           --             (0.51)
10/31/99           11.52        (0.13)++          4.31           4.18       (0.13)         (0.19)          (0.98)          (1.30)
10/31/98(c)        12.53        (0.05)++         (0.96)         (1.01)        --             --             --              --
06/30/98           11.19        (0.09)++          2.11           2.02         --           (0.64)          (0.04)          (0.68)
06/30/97*          10.00        (0.10)++          1.90           1.80         --           (0.61)          (0.00)#         (0.61)

----------------
  * The Portfolio's Class A and Class B shares commenced operations on July 25, 1996.
 ** Annualized.
  # Amount represents less than $0.01 per share.
  + Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
(a) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(c) Fiscal year end changed to October 31 from June 30.

                       See Notes to Financial Statements.

                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                           ----------------------------------------------------------------------------------------
                                                                                                                RATIO OF OPERATING
                                                                                                                EXPENSES TO AVERAGE
                                                                                                                   NET ASSETS
                                                                                                                   WITHOUT FEE
                                                                                  RATIO OF                       WAIVERS, EXPENSES
                                                                RATIO OF       NET INVESTMENT                     REIMBURSED AND/OR
                                                                OPERATING      INCOME/(LOSS)                       FEES REDUCED
             NET                           NET ASSETS,         EXPENSES TO          TO            PORTFOLIO         BY CREDITS
        ASSET VALUE,       TOTAL          END OF PERIOD        AVERAGE NET      AVERAGE NET        TURNOVER        ALLOWED  BY
       END OF PERIOD      RETURN+          (IN 000'S)          ASSETS(a)(b)        ASSETS             RATE        THE CUSTODIAN(a)
       ------------     ----------        -----------          -----------       -----------        --------      ----------------
          $17.32           22.33 %           $120,484             1.07%**          (0.14)%**            61%           1.07%**
           14.61           39.55 %             74,678             1.07%            (0.21)%              20%           1.09%
           11.67           (7.82)%             19,690             0.95%**          (0.53)%**            10%           1.13%**
           12.66           20.11 %             18,330             0.94%             0.01 %              23%           1.08%
           11.26           19.33 %             14,253             0.90%**          (0.19)%**            33%           1.45%**

           17.02           21.88 %            262,783             1.82%**          (0.89)%**            61%           1.82%**
           14.40           38.60 %            130,522             1.83%            (0.97)%              20%           1.85%
           11.52           (8.06)%             51,752             1.70%**          (1.28)%**            10%           1.88%**
           12.53           19.24 %             51,173             1.68%            (0.74)%              23%           1.83%
           11.19           18.48 %             35,802             1.65%**          (0.94)%**            33%           2.20%**

                       See Notes to Financial Statements.

FINANCIAL highlights

CONSERVATIVE GROWTH PORTFOLIO

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                  INCOME FROM INVESTMENT OPERATIONS                       LESS DISTRIBUTIONS
                              -----------------------------------------  -----------------------------------------------------------
                                             NET REALIZED                              DISTRIBUTIONS
                    NET                           AND                     DIVIDENDS      IN EXCESS     DISTRIBUTIONS
               ASSET VALUE,       NET         UNREALIZED     TOTAL FROM   FROM NET        OF NET           FROM
                 BEGINNING    INVESTMENT      GAIN/(LOSS)    INVESTMENT  INVESTMENT     INVESTMENT     NET REALIZED        TOTAL
                 OF PERIOD   INCOME/(LOSS)  ON INVESTMENTS   OPERATIONS    INCOME         INCOME       CAPITAL GAINS   DISTRIBUTIONS
                -----------  ------------    -------------   ----------  -----------    -----------     -----------     -----------
CLASS A
04/30/00
  (unaudited)    $13.43        $  0.06          $ 2.56         $ 2.62      $(0.07)        $(0.36)        $  --           $(0.43)
10/31/99          10.97           0.06++          3.70           3.76       (0.20)         (0.22)          (0.88)         (1.30)
10/31/98(c)       11.84           0.01           (0.88)         (0.87)       --             --              --             --
06/30/98          10.86           0.13++          1.42           1.55       (0.09)         (0.42)          (0.06)         (0.57)
06/30/97*         10.00           0.08++          1.32           1.40       (0.08)         (0.46)           --            (0.54)

CLASS B
04/30/00
  (unaudited)     13.21           0.00#           2.53           2.53       (0.05)         (0.36)           --            (0.41)
10/31/99          10.85          (0.03)++         3.61           3.58       (0.13)         (0.21)          (0.88)         (1.22)
10/31/98(c)       11.74          (0.03)          (0.86)         (0.89)       --             --              --             --
06/30/98          10.80           0.04++          1.43           1.47       (0.08)         (0.39)          (0.06)         (0.53)
06/30/97*         10.00           0.01++          1.31           1.32       (0.01)         (0.51)           --            (0.52)

----------------
  * The Portfolio's Class A and Class B shares commenced operations on July 25, 1996.
 ** Annualized.
  # Amount represents less than $0.01 per share.
  + Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
(a) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(c) Fiscal year end changed to October 31 from June 30.

                       See Notes to Financial Statements.

                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                           ----------------------------------------------------------------------------------------
                                                                                                                RATIO OF OPERATING
                                                                                                                EXPENSES TO AVERAGE
                                                                                                                   NET ASSETS
                                                                                                                   WITHOUT FEE
                                                                                  RATIO OF                       WAIVERS, EXPENSES
                                                                RATIO OF       NET INVESTMENT                     REIMBURSED AND/OR
                                                                OPERATING      INCOME/(LOSS)                       FEES REDUCED
             NET                           NET ASSETS,         EXPENSES TO          TO            PORTFOLIO         BY CREDITS
        ASSET VALUE,       TOTAL          END OF PERIOD        AVERAGE NET      AVERAGE NET        TURNOVER        ALLOWED  BY
       END OF PERIOD      RETURN+          (IN 000'S)          ASSETS(a)(b)        ASSETS             RATE        THE CUSTODIAN(a)
       ------------     ----------        -----------          -----------       -----------        --------      ----------------

          $15.62           19.66 %           $324,494             1.03%**           0.76 %**            20%           1.03%**
           13.43           36.54 %            249,650             1.02%             0.48 %              16%           1.03%
           10.97           (7.35)%            100,024             0.95%**           0.05 %**             9%           1.03%**
           11.84           15.18 %            114,946             0.95%             1.17 %              28%           1.00%
           10.86           14.39 %            136,141             0.92%**           0.81 %**            20%           1.17%**

           15.33           19.31 %            451,871             1.78%**           0.01 %**            20%           1.78%**
           13.21           34.98 %            263,911             1.77%            (0.27)%              16%           1.78%
           10.85           (7.58)%            155,064             1.70%**          (0.70)%**             9%           1.78%**
           11.74           14.44 %            169,269             1.70%             0.40 %              28%           1.74%
           10.80           13.59 %            158,697             1.67%**           0.06 %**            20%           1.92%**

                       See Notes to Financial Statements.

FINANCIAL highlights

BALANCED PORTFOLIO

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                 INCOME FROM INVESTMENT OPERATIONS                          LESS DISTRIBUTIONS
                             ------------------------------------------  ----------------------------------------------------------
                                             NET REALIZED                              DISTRIBUTIONS
                    NET                           AND                     DIVIDENDS      IN EXCESS     DISTRIBUTIONS
               ASSET VALUE,       NET         UNREALIZED     TOTAL FROM   FROM NET        OF NET           FROM
                 BEGINNING    INVESTMENT      GAIN/(LOSS)    INVESTMENT  INVESTMENT     INVESTMENT     NET REALIZED        TOTAL
                 OF PERIOD      INCOME       ON INVESTMENTS   OPERATIONS    INCOME         INCOME       CAPITAL GAINS  DISTRIBUTIONS
                -----------  ------------    -------------   ----------  -----------    -----------     -----------     -----------
CLASS A
04/30/00
  (unaudited)     $12.22       $0.14++         $ 1.54          $ 1.68      $(0.13)        $(0.22)        $ --            $(0.35)
10/31/99           11.02        0.19++           2.39            2.58       (0.35)         (0.09)         (0.94)          (1.38)
10/31/98(c)        11.63        0.05            (0.61)          (0.56)      (0.05)           --            --             (0.05)
06/30/98           10.95        0.22             1.25            1.47       (0.23)         (0.45)         (0.11)          (0.79)
06/30/97*          10.00        0.20++           1.27            1.47       (0.20)         (0.32)         (0.00)#         (0.52)

CLASS B
04/30/00
  (unaudited)      12.21        0.08++           1.57            1.65       (0.11)         (0.22)          --             (0.33)
10/31/99           11.02        0.11++           2.38            2.49       (0.27)         (0.09)         (0.94)          (1.30)
10/31/98(c)        11.63        0.02            (0.61)          (0.59)      (0.02)           --            --             (0.02)
06/30/98           10.95        0.17             1.22            1.39       (0.20)         (0.40)         (0.11)          (0.71)
06/30/97*          10.00        0.14++           1.25            1.39       (0.14)         (0.30)         (0.00)#         (0.44)
----------------
  *  The Portfolio's Class A and Class B shares commenced operations on July 25, 1996.
 **  Annualized.
  #  Amount represents less than $0.01 per share.
  +  Total return is not annualized for periods less than one year and does not reflect any applicable sales charges.
     The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor or if fees had not  been reduced by credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
(a)  The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.
(b)  Ratio of operating expenses to average net assets includes expenses paid indirectly.
(c)  Fiscal year end changed to October 31 from June 30.

                       See Notes to Financial Statements.

                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                           ----------------------------------------------------------------------------------------
                                                                                                                RATIO OF OPERATING
                                                                                                                EXPENSES TO AVERAGE
                                                                                                                   NET ASSETS
                                                                                                                   WITHOUT FEE
                                                                                  RATIO OF                       WAIVERS, EXPENSES
                                                                RATIO OF       NET INVESTMENT                     REIMBURSED AND/OR
                                                                OPERATING         INCOME                           FEES REDUCED
             NET                           NET ASSETS,         EXPENSES TO          TO            PORTFOLIO         BY CREDITS
        ASSET VALUE,       TOTAL          END OF PERIOD        AVERAGE NET      AVERAGE NET        TURNOVER        ALLOWED  BY
       END OF PERIOD      RETURN+          (IN 000'S)          ASSETS(a)(b)        ASSETS             RATE        THE CUSTODIAN(a)
       ------------     ----------        -----------          -----------     -------------      ----------     -----------------

          $13.55           14.02 %           $382,483             1.05%**            2.07%**            23%           1.05%**
           12.22           25.16 %            333,639             1.03%              1.66%              39%           1.04%
           11.02           (4.85)%             93,491             0.95%**            1.22%**             3%           1.02%**
           11.63           14.32 %            101,726             0.95%              2.14%              29%           1.00%
           10.95           15.02 %            109,421             0.92%**            2.48%**            46%           1.17%**

           13.53           13.52 %            397,740             1.79%**            1.33%**            23%           1.79%**
           12.21           24.22 %            237,438             1.77%              0.92%              39%           1.78%
           11.02           (5.09)%            110,626             1.70%**            0.47%**             3%           1.77%**
           11.63           13.47 %            114,944             1.70%              1.39%              29%           1.75%
           10.95           14.23 %             99,821             1.67%**            1.73%**            46%           1.92%**

                       See Notes to Financial Statements.

FINANCIAL highlights

FLEXIBLE INCOME PORTFOLIO

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                     INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                              -----------------------------------------  -----------------------------------------------------------
                                             NET REALIZED                              DISTRIBUTIONS
                    NET                           AND                     DIVIDENDS      IN EXCESS     DISTRIBUTIONS
               ASSET VALUE,       NET         UNREALIZED     TOTAL FROM   FROM NET        OF NET           FROM
                 BEGINNING    INVESTMENT      GAIN/(LOSS)    INVESTMENT  INVESTMENT     INVESTMENT     NET REALIZED        TOTAL
                 OF PERIOD      INCOME      ON INVESTMENTS   OPERATIONS    INCOME         INCOME       CAPITAL GAINS   DISTRIBUTIONS
                -----------  ------------    -------------   ----------  -----------    -----------     -----------     -----------
CLASS A
04/30/00
  (unaudited)    $10.75        $  0.21          $ 0.32         $ 0.53      $(0.23)        $(0.08)        $ (0.03)         $(0.34)
10/31/99          10.63           0.40++          0.57##         0.97       (0.48)         (0.00)#         (0.37)         (0.85)
10/31/98(c)       10.79           0.12           (0.15)         (0.03)      (0.13)          --              --            (0.13)
06/30/98          10.57           0.45            0.67           1.12       (0.45)         (0.21)          (0.24)         (0.90)
06/30/97*         10.00           0.43++          0.70           1.13       (0.43)         (0.13)          (0.00)#        (0.56)

CLASS B
04/30/00
  (unaudited)     10.75           0.20            0.29           0.49       (0.19)         (0.08)          (0.03)         (0.30)
10/31/99          10.63           0.33++          0.56##         0.89       (0.40)         (0.00)#         (0.37)         (0.77)
10/31/98(c)       10.79           0.10           (0.16)         (0.06)      (0.10)          --              --            (0.10)
06/30/98          10.57           0.31            0.73           1.04       (0.37)         (0.21)          (0.24)         (0.82)
06/30/97*         10.00           0.38++          0.68           1.06       (0.38)         (0.11)          (0.00)#        (0.49)

----------------
  * The Portfolio's Class A and Class B shares commenced operations on July 25, 1996.
 ** Annualized.
  # Amount represents less than $0.01 per share.
 ## The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.
+   Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
(a) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(c) Fiscal year end changed to October 31 from June 30.

                       See Notes to Financial Statements.

                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                           ----------------------------------------------------------------------------------------
                                                                                                                RATIO OF OPERATING
                                                                                                                EXPENSES TO AVERAGE
                                                                                                                   NET ASSETS
                                                                                                                   WITHOUT FEE
                                                                                  RATIO OF                       WAIVERS, EXPENSES
                                                                RATIO OF       NET INVESTMENT                     REIMBURSED AND/OR
                                                                OPERATING         INCOME                           FEES REDUCED
             NET                           NET ASSETS,         EXPENSES TO          TO            PORTFOLIO         BY CREDITS
        ASSET VALUE,       TOTAL          END OF PERIOD        AVERAGE NET      AVERAGE NET        TURNOVER        ALLOWED  BY
       END OF PERIOD      RETURN+          (IN 000'S)          ASSETS(a)(b)        ASSETS             RATE        THE CUSTODIAN(a)
       ------------     ----------        -----------          -----------       -----------        --------      ----------------

          $10.94            5.07 %           $153,057             1.07%**            4.14%**            21%           1.08%**
           10.75            9.39 %            194,404             1.00%              3.86%              31%           1.06%
           10.63           (0.26)%              9,766             0.95%**            3.62%**            15%           1.37%**
           10.79           11.07 %              8,808             0.95%              4.07%              24%           1.23%
           10.57           11.58 %             12,613             0.92%**            4.95%**            54%           1.67%**

           10.94            4.69 %             60,781             1.80%**            3.41%**            21%           1.81%**
           10.75            8.60 %             46,821             1.75%              3.11%              31%           1.81%
           10.63           (0.51)%             11,142             1.70%**            2.87%**            15%           2.12%**
           10.79           10.24 %              7,684             1.70%              3.32%              24%           1.98%
           10.57           10.80 %              7,385             1.67%**            4.20%**            54%           2.42%**

                       See Notes to Financial Statements.

FINANCIAL highlights

INCOME PORTFOLIO

FOR A PORTFOLIO SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                     INCOME FROM INVESTMENT OPERATIONS                    LESS DISTRIBUTIONS
                              -----------------------------------------  -----------------------------------------------------------
                                             NET REALIZED                              DISTRIBUTIONS
                    NET                           AND                     DIVIDENDS      IN EXCESS     DISTRIBUTIONS
               ASSET VALUE,       NET         UNREALIZED     TOTAL FROM   FROM NET        OF NET           FROM
                 BEGINNING    INVESTMENT      GAIN/(LOSS)    INVESTMENT  INVESTMENT     INVESTMENT     NET REALIZED        TOTAL
                 OF PERIOD       INCOME     ON INVESTMENTS   OPERATIONS    INCOME         INCOME       CAPITAL GAINS   DISTRIBUTIONS
                -----------  ------------    -------------   ----------  -----------    -----------     -----------     -----------
CLASS A
04/30/00
  (unaudited)     $9.94        $  0.29          $(0.12)        $ 0.17      $(0.29)        $ --           $ (0.01)         $(0.30)
10/31/99          10.25           0.56           (0.27)          0.29       (0.57)         (0.01)          (0.02)         (0.60)
10/31/98(c)       10.34           0.19           (0.09)          0.10       (0.19)          --              --            (0.19)
06/30/98          10.13           0.64            0.22           0.86       (0.65)         (0.00)#          --            (0.65)
06/30/97*         10.00           0.58++          0.14##         0.72       (0.58)         (0.01)          (0.00)#        (0.59)

CLASS B
04/30/00
  (unaudited)      9.94           0.25           (0.12)          0.13       (0.25)          --             (0.01)         (0.26)
10/31/99          10.25           0.50           (0.29)          0.21       (0.49)         (0.01)          (0.02)         (0.52)
10/31/98(c)       10.34           0.16           (0.09)          0.07       (0.16)          --              --            (0.16)
06/30/98          10.13           0.56            0.22           0.78       (0.57)         (0.00)#          --            (0.57)
06/30/97*         10.00           0.51++          0.14##         0.65       (0.51)         (0.01)          (0.00)#        (0.52)

----------------
  * The Portfolio's Class A and Class B shares commenced operations on July 25, 1996.
 ** Annualized.
  # Amount represents less than $0.01 per share.
 ## The amount shown may not accord with the change in the aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Portfolio shares.
  + Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
(a) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.
(b) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(c) Fiscal year end changed to October 31 from June 30.

                       See Notes to Financial Statements.

                                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                           ----------------------------------------------------------------------------------------
                                                                                                                RATIO OF OPERATING
                                                                                                                EXPENSES TO AVERAGE
                                                                                                                   NET ASSETS
                                                                                                                   WITHOUT FEE
                                                                                  RATIO OF                       WAIVERS, EXPENSES
                                                                RATIO OF       NET INVESTMENT                     REIMBURSED AND/OR
                                                                OPERATING         INCOME                           FEES REDUCED
             NET                           NET ASSETS,         EXPENSES TO          TO            PORTFOLIO         BY CREDITS
        ASSET VALUE,       TOTAL          END OF PERIOD        AVERAGE NET      AVERAGE NET        TURNOVER        ALLOWED  BY
       END OF PERIOD      RETURN+          (IN 000'S)          ASSETS(a)(b)        ASSETS             RATE        THE CUSTODIAN(a)
       ------------     ----------        -----------          -----------     -------------      ----------      ----------------
          $ 9.81             1.72%            $ 6,055             1.14%**            5.81%**            17%           1.31%**
            9.94             2.89%              7,297             1.00%              5.57%              51%           1.24%
           10.25             0.96%              7,611             0.95%**            5.40%**            22%           1.53%**
           10.34             8.71%              7,793             0.95%              6.23%              14%           1.25%
           10.13             7.38%             13,410             0.93%**            6.09%**            56%           1.65%**

            9.81             1.36%             11,389             1.87%**            5.08%**            17%           2.04%**
            9.94             2.05%             13,443             1.74%              4.83%              51%           1.98%
           10.25             0.70%              5,698             1.70%**            4.65%**            22%           2.28%**
           10.34             7.90%              4,084             1.70%              5.48%              14%           2.01%
           10.13             6.63%              4,537             1.68%**            5.34%**            56%           2.40%**

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

STRATEGIC GROWTH PORTFOLIO

APRIL 30, 2000 (UNAUDITED)

   SHARES                                                              VALUE
   ------                                                              -----

INVESTMENT COMPANY SECURITIES - 99.0%
  3,199,942   WM Growth Fund ....................................  $118,109,856
    659,782   WM Growth Fund of the Northwest ...................    23,877,519
  4,970,709   WM Growth & Income Fund ...........................   129,238,441
  2,084,810   WM High Yield Fund ................................    18,846,685
  2,836,440   WM International Growth Fund ......................    36,760,253
  2,567,541   WM Mid Cap Stock Fund .............................    28,936,182
    179,464   WM Money Market Fund ..............................       179,464
    918,785   WM Small Cap Stock Fund ...........................    23,576,026
                                                                   ------------
              Total Investment Company Securities
                (Cost $315,235,834) .............................   379,524,426
                                                                   ------------

 PRINCIPAL
  AMOUNT
 --------

REPURCHASE AGREEMENT - 0.7%
(Cost $2,756,000)

$ 2,756,000   Agreement with Boston Safe Deposit & Trust Company,
                4.150% dated 04/28/2000, to be repurchased at
                $2,756,953 on 05/01/2000 collateralized by
                $3,292,810 Federal Home Loan Mortgage Corporation,
                6.000% due 01/01/2019 (Market Value $2,980,074)       2,756,000
                                                                   ------------

TOTAL INVESTMENTS (COST $317,991,834*) ..............   99.7%       382,280,426
OTHER ASSETS AND LIABILITIES (NET) ..................    0.3            986,870
                                                       -----       ------------
NET ASSETS ..........................................  100.0%      $383,267,296
                                                       =====       ============

----------------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

CONSERVATIVE GROWTH PORTFOLIO

APRIL 30, 2000 (UNAUDITED)

   SHARES                                                              VALUE
   ------                                                              -----

INVESTMENT COMPANY SECURITIES - 99.2%
  5,217,000   WM Growth Fund ....................................  $192,559,469
  1,070,265   WM Growth Fund of the Northwest ...................    38,732,897
  9,591,561   WM Growth & Income Fund ...........................   249,380,581
  4,157,859   WM High Yield Fund ................................    37,587,049
  7,593,732   WM Income Fund ....................................    67,280,468
  5,242,544   WM International Growth Fund ......................    67,943,366
  4,561,052   WM Mid Cap Stock Fund .............................    51,403,052
    205,289   WM Money Market Fund ..............................       205,289
     55,241   WM Short Term Income Fund .........................       124,845
  1,082,223   WM Small Cap Stock Fund ...........................    27,769,848
  3,648,887   WM U.S. Government Securities Fund ................    37,620,026
                                                                   ------------

              Total Investment Company Securities
                (Cost $629,558,523) .............................   770,606,890
                                                                   ------------

 PRINCIPAL
  AMOUNT
 --------

REPURCHASE AGREEMENT - 0.5%
(Cost $3,632,000)

$ 3,632,000   Agreement with Boston Safe Deposit & Trust Company,
                4.150% dated 04/28/2000, to be repurchased at
                $3,633,256, on 05/01/2000 collateralized by
                $4,339,436 Federal Home Loan Mortgage Corporation,
                6.000% due 01/01/2019 (Market Value $3,927,296) .     3,632,000
                                                                   ------------

TOTAL INVESTMENTS (COST $633,190,523*) ..............   99.7%       774,238,890
OTHER ASSETS AND LIABILITIES (NET) ..................    0.3          2,126,424
                                                       -----       ------------
NET ASSETS ..........................................  100.0%      $776,365,314
                                                       =====       ============
-------------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

BALANCED PORTFOLIO

APRIL 30, 2000 (UNAUDITED)

   SHARES                                                              VALUE
   ------                                                              -----

INVESTMENT COMPANY SECURITIES - 99.1%
  3,111,603   WM Growth Fund ....................................  $114,849,249
    825,685   WM Growth Fund of the Northwest ...................    29,881,545
  8,036,180   WM Growth & Income Fund ...........................   208,940,681
  3,768,912   WM High Yield Fund ................................    34,070,961
 10,242,569   WM Income Fund ....................................    90,749,159
  4,037,254   WM International Growth Fund ......................    52,322,812
  3,747,141   WM Mid Cap Stock Fund .............................    42,230,284
    179,008   WM Money Market Fund ..............................       179,008
 27,518,851   WM Short Term Income Fund .........................    62,192,604
    884,314   WM Small Cap Stock Fund ...........................    22,691,510
 11,160,007   WM U.S. Government Securities Fund ................   115,059,672
                                                                   ------------

              Total Investment Company Securities
                (Cost $695,575,204) .............................   773,167,485
                                                                   ------------

 PRINCIPAL
  AMOUNT
 --------

REPURCHASE AGREEMENT - 0.4%
(Cost $3,449,000)

$ 3,449,000   Agreement with Boston Safe Deposit & Trust Company,
                4.150% dated 04/30/2000, to be repurchased at
                $3,450,193 on 05/01/2000 collateralized by
                $4,120,791 Federal Home Loan Mortgage Corporation,
                6.000% due 01/01/2019 (Market Value $3,729,417) .     3,449,000
                                                                   ------------

TOTAL INVESTMENTS (COST $699,024,204*) ..............   99.5%       776,616,485
OTHER ASSETS AND LIABILITIES (NET) ..................    0.5          3,607,268
                                                       -----       ------------
NET ASSETS ..........................................  100.0%      $780,223,753
                                                       =====       ============

----------------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

FLEXIBLE INCOME PORTFOLIO

APRIL 30, 2000 (UNAUDITED)

   SHARES                                                              VALUE
   ------                                                              -----

INVESTMENT COMPANY SECURITIES - 99.0%
    260,723   WM Growth Fund ....................................  $  9,623,276
     83,867   WM Growth Fund of the Northwest ...................     3,035,138
  1,233,207   WM Growth & Income Fund ...........................    32,063,394
  1,483,313   WM High Yield Fund ................................    13,409,145
  7,104,840   WM Income Fund ....................................    62,948,887
    433,480   WM Mid Cap Stock Fund .............................     4,885,320
    104,330   WM Money Market Fund ..............................       104,330
 13,531,045   WM Short Term Income Fund .........................    30,580,161
     99,020   WM Small Cap Stock Fund ...........................     2,540,854
  5,101,544   WM U.S. Government Securities Fund ................    52,596,920
                                                                   ------------

              Total Investment Company Securities
                (Cost $212,530,763) .............................   211,787,425
                                                                   ------------

 PRINCIPAL
  AMOUNT
 --------

REPURCHASE AGREEMENT - 0.9%
(Cost $1,762,000)

$ 1,762,000   Agreement with Boston Safe Deposit & Trust Company,
                4.150% dated 04/28/2000, to be repurchased at
                $1,762,609, on 05/01/2000 collateralized by
                $2,105,200 Federal Home Loan Mortgage Corporation,
                6.000% due 01/01/2019 (Market Value $1,905,257) .     1,762,000
                                                                   ------------

TOTAL INVESTMENTS (COST $214,292,763*) ..............   99.9%       213,549,425
OTHER ASSETS AND LIABILITIES (NET) ..................    0.1            288,089
                                                       -----       ------------
NET ASSETS ..........................................  100.0%      $213,837,514
                                                       =====       ============
------------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

PORTFOLIO of INVESTMENTS

INCOME PORTFOLIO

APRIL 30, 2000 (UNAUDITED)

    SHARES                                                             VALUE
    ------                                                             -----

INVESTMENT COMPANY SECURITIES - 98.0%
    213,031   WM High Yield Fund ................................  $  1,925,796
    577,457   WM Income Fund ....................................     5,116,272
  1,200,414   WM Money Market Fund ..............................     1,200,414
  1,511,615   WM Short Term Income Fund .........................     3,416,249
    527,013   WM U.S. Government Securities Fund ................     5,433,507
                                                                   ------------

              Total Investment Company Securities
                (Cost $17,453,762) ..............................    17,092,238
                                                                   ------------

 PRINCIPAL
  AMOUNT
 --------

REPURCHASE AGREEMENT - 2.2%
(Cost $384,000)

$   384,000   Agreement with Boston Safe Deposit & Trust Company,
                4.150% dated 04/28/2000, to be repurchased at
                $384,133 on 05/01/2000 collateralized by
                $458,795 Federal Home Loan Mortgage Corporation,
                6.000% due 01/01/2019 (Market Value $415,221) ...       384,000
                                                                   ------------

TOTAL INVESTMENTS (COST $17,837,762*) ...............  100.2%        17,476,238
OTHER ASSETS AND LIABILITIES (NET) ..................   (0.2)           (32,477)
                                                       -----       ------------
NET ASSETS ..........................................  100.0%      $ 17,443,761
                                                       =====       ============
----------------
* Aggregate cost for federal tax purposes.

                       See Notes to Financial Statements.

NOTES to FINANCIAL statements (unaudited)

WM STRATEGIC ASSETS MANAGEMENT PORTFOLIO

1.  ORGANIZATION AND BUSINESS

WM Strategic Asset Management Portfolios, LLC (the "LLC") was organized under the laws of the Commonwealth of Massachusetts on March 12, 1999 as a business entity commonly known as a "Limited Liability Company." The LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The LLC offers five portfolios; the Strategic Growth and the Conservative Growth Portfolios (the "Equity Portfolios"), and the Balanced, the Flexible Income and the Income Portfolios (the "Fixed Income Portfolios") (each a "Portfolio" and collectively, the "Portfolios"). Also, on July 16, 1999, the Griffin Portfolio Builder Accounts (asset allocation accounts that were invested in certain Funds in the WM Group of Funds) contributed all of their assets in kind to the LLC in a tax-free exchange for shares of Portfolios with similar objectives. Each of the Portfolios offers two classes of shares: Class A shares and Class B shares. Class A shares are subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within two years of purchase. Class B shares are not subject to an initial sales charge. Class B shares are subject to a CDSC if redeemed within five years from the date of purchase.

Each of the Portfolios invests, within certain percentage ranges, in Class I shares of certain funds in the WM Group of Funds (collectively, the "Underlying Funds"). Each Portfolio typically allocates its assets, within determined percentage ranges, among the Underlying Funds. The percentages reflect the extent to which each Portfolio can invest in the particular market segment represented by each Underlying Fund, and the varying degrees of potential investment risk and reward represented by each Portfolio's investments in those market segments and their corresponding Underlying Funds. WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Portfolio. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments.

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

PORTFOLIO VALUATION:

Investments in the Underlying Funds are valued at net asset value per Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less at the time of purchase are valued at amortized cost.

REPURCHASE AGREEMENTS:

Each Portfolio may engage in repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with whom each Portfolio enters into repurchase agreements.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount accreted less premiums amortized. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the Portfolio's classes of shares based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Balanced Portfolio, Flexible Income Portfolio and Income Portfolio are declared daily and paid monthly. Dividends from the net investment income of the Conservative Growth Portfolio are declared and paid quarterly. Dividends from the net investment income of the Strategic Growth Portfolio are declared and paid semi-annually. Distributions of any net long-term capital gains earned by a Portfolio are made annually. Distributions of any net short-term capital gains earned by a Portfolio are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, organizational costs, dividends payable, redesignated distributions and differing characterization of distributions made by each Portfolio as a whole.

FEDERAL INCOME TAXES:

It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

General expenses of the LLC are allocated to all the Portfolios based upon the relative net assets of each Portfolio except printing and postage expenses, which are allocated to all the Portfolios based upon the relative number of shareholder accounts of each Portfolio. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.  INVESTMENT ADVISORY AND OTHER TRANSACTIONS

WM Advisors serves as investment advisor to the LLC. As investment advisor to the Portfolios, WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a monthly fee, at an annual rate of 0.15% of each Portfolio's average daily net assets. WM Shareholder Services, Inc., an indirect wholly-owned subsidiary of Washington Mutual, serves as administrator to the Portfolios and is entitled to a monthly fee at an annual rate of 0.50% of average daily net assets of each Portfolio.

The Advisor has agreed to waive a portion of its management fees and/or reimburse expenses. Fees waived and/or expenses reimbursed by the Advisor for the six months ended April 30, 2000 are as follows:

NAME OF PORTFOLIO                        FEES WAIVED       EXPENSES REIMBURSED
-----------------                        -----------       -------------------

Flexible Income Portfolio ...........      $11,453                $ --
Income Portfolio ....................       14,133                 1,581

WM Shareholder Services, Inc. (the "Transfer Agent") serves as the transfer and shareholder servicing agent of the Portfolios. Shareholder servicing fees were paid to the Transfer Agent for services incidental to issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized monthly shareholder servicing fee is $1.35 for both Class A and Class B shareholder accounts.

Custodian fees for certain Portfolios have been reduced by credits allowed by the custodian for uninvested cash balances. These Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2000 are shown separately in the Statements of Operations.

4.  TRUSTEES' FEES

No director, officer or employee of Washington Mutual or its subsidiaries receives any compensation from the LLC for serving as an officer or Trustee of the LLC. The LLC, together with other Trusts advised by WM Advisors, Inc., pays each Trustee who is not a director, officer or employee of Washington Mutual or its subsidiaries, $18,000 per annum plus $3,000 per board meeting attended in person and $1,000 per board meeting attended by telephone. The Lead Trustee receives an additional $6,000 per annum. Trustees are also reimbursed for travel and out-of-pocket expenses. The Chairman of each committee receives an additional $500 per committee meeting attended.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the LLC's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees who have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these plans are funded and any payments to plan participants are paid solely out of the LLC's assets.

5.  DISTRIBUTION PLANS

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A and B shares of the Portfolios. For the six months ended April 30, 2000, the Distributor and WM Financial Services, Inc. ("WM Securities") received $2,652,643 and $22,662, respectively, representing commissions (front end sales charges) on Class A shares. In addition, the Distributor and WM Securities received $249,546 and $10,448, respectively, representing CDSC Fees from Class B shares.

Each of the Portfolios has adopted two distribution plans, pursuant to Rule 12b-1 under the 1940 Act, one for the Class A shares ("Class A Plan") and one for the Class B shares ("Class B Plan"). Under the Class A and Class B Plans, the Distributor is to be paid a shareholder service fee at an annual rate of 0.25% of the average daily net assets of each class of shares. In addition, under the Class B Plan, the Distributor is to be paid an annual distribution fee of up to 0.75% of the average daily net assets of the Class B shares of each Portfolio for activities primarily intended to result in the sale of Class B shares for the Portfolios.

6.  PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended April 30, 2000 were as follows:

NAME OF PORTFOLIO                              PURCHASES              SALES
-----------------                              ---------              -----

Strategic Growth Portfolio .................. $179,449,831         $277,474,300
Conservative Growth Portfolio ...............  317,953,859          130,576,400
Balanced Portfolio ..........................  313,489,884          159,461,795
Flexible Income Portfolio ...................   47,887,997           80,739,531
Income Portfolio ............................    3,222,525            6,053,761

At April 30, 2000, aggregate gross unrealized appreciation for all Underlying Funds in which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all Underlying Funds in which there was an excess of tax cost over value were as follows:

                                               TAX BASIS             TAX BASIS
                                               UNREALIZED            UNREALIZED
NAME OF PORTFOLIO                             APPRECIATION          DEPRECIATION
-----------------                             ------------          ------------

Strategic Growth Portfolio ..................$ 67,046,335            $2,757,743
Conservative Growth Portfolio ............... 145,580,906             4,532,539
Balanced Portfolio ..........................  85,247,315             7,655,034
Flexible Income Portfolio ...................   3,245,454             3,988,792
Income Portfolio ............................       7,576               369,100

7.  SHARES OF BENEFICIAL INTEREST

The LLC may issue an unlimited number of shares of beneficial interest, each without par value.

8.  ORGANIZATION COSTS

Expenses incurred in connection with the organization of the Portfolios, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations, are being amortized on a straight-line basis over a period of five years from commencement of operations of each Portfolio, respectively. In the event any of the initial shares of a Portfolio are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of such Portfolio outstanding at the time of such redemption.

9.  RISK FACTORS OF THE PORTFOLIOS

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

Certain Underlying Funds may invest a portion of their assets in foreign securities; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; engage in other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; engage in repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and engage in "delayed-delivery" transactions; and engage in various other investment practices each with inherent risks.

The Strategic Growth Portfolio can invest as much as 50% of its total assets in the WM Growth Fund, 50% of its total assets in the WM Small Cap Stock Fund and 25% of its total assets in the WM High Yield Fund, each of which Underlying Funds may invest as much as 35% (100% in the case of the High Yield
Fund) of its total assets in lower-rated bonds. Securities rated below investment grade generally involve greater price volatility and risk of principal and income and may be less liquid than higher rated securities.

Certain Portfolios may invest as much as 50% of their total assets in the WM Growth or WM Small Cap Stock Funds, each of which may invest up to 25% of its total assets in foreign equity securities and as much as 5% of its total assets in securities in developing or emerging markets countries. Certain Portfolios invest as much as 50% of their total assets in the WM International Growth Fund, which invests primarily in the foreign equity securities, and may invest as much as 30% of its total assets in securities in developing or emerging market countries. These investments will subject such Portfolios to risks associated with investing in foreign securities, including those resulting from adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions.

The officers and Trustees, the Advisor, the Distributor and Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the underlying Funds of transactions by the Portfolios.
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[graphic omitted]

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by WM Funds Distributor, Inc.

Member NASD

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[recycle symbol] Printed on recycled paper

                                                             WMSAMSAR  (6/20/00)